Other information about investments (Details Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Non-controlling interest	€ 49	€ 49
Corporate and other activities [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in other significant investments	10.08%
Corporate and other activities [Member] | Other Related Parties [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in other significant investments	89.92%
Other activities [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Proportion Of Ownership Interest In Joint Arrangements And Associates	31.00%
Other activities [Member] | Other Related Parties [Member]
Disclosure of subsidiaries [line items]
Proportion Of Ownership Interest In Joint Arrangements And Associates	52.00%
Other activities [Member] | Syndial SpA [Member]
Disclosure of subsidiaries [line items]
Proportion Of Ownership Interest In Joint Arrangements And Associates	48.00%
Other activities [Member] | Other Related Parties One [Member]
Disclosure of subsidiaries [line items]
Proportion Of Ownership Interest In Joint Arrangements And Associates	69.00%
Refining & Marketing [Member] | Other Related Parties [Member]
Disclosure of subsidiaries [line items]
Proportion Of Ownership Interest In Joint Arrangements And Associates	50.00%
Refining & Marketing [Member] | Ecofuel SpA [Member]
Disclosure of subsidiaries [line items]
Proportion Of Ownership Interest In Joint Arrangements And Associates	50.00%